UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES
Investment Company Act file number
811-22027
FundVantage Trust
(Exact name of registrant as specified in charter)

103 Bellevue Parkway
Wilmington, DE 19809
(Address of principal executive offices) (ZIP code)

Joel L. Weiss
JW Fund Management LLC
1636 N. Cedar Crest Blvd.
Suite #161
Allentown, PA 18104
(Name and address of agent for service)

Registrant's telephone number, including area code:
856-528-3500
Date of fiscal year end:
April 30
Date of reporting period:
April 30, 2025
Item 1. Report to Stockholders.
(a) The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940 is as follows:

Pacific Capital Tax-Free
Securities Fund
Class Y | PTXFX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Pacific Capital Tax-Free Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacific Capital Tax-Free Securities Fund (Class Y / PTXFX)	$14	0.14%
Management's Discussion of Fund Performance
Over the trailing one-year period, Pacific Capital Tax-Free Securities Fund returned 2.77% (gross of fees). This performance beat the 1.88% return of the Bloomberg Hawaii Municipal Bond Index during the same period. The market has remained volatile within a trading range of approximately 100 basis points ("bps"). Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Federal Reserve Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
For the trailing one-year period performance attribution.
  Longer maturity overweight provided a positive tailwind.
  Security selection contributed outperformance for annual period.
  Underperformance is attributable to higher quality bias of Hawaii based credit.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Pacific Capital Tax-Free Securities Fund’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii Municipal Bond Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	2.62%	0.94%	1.82%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.10%
Bloomberg Hawaii Municipal Bond Index	1.88%	0.84%	1.89%
*	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.boh.com/personal/mutual-funds for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$234,593,942
Total number of portfolio holdings	100
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	20%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	0.2%
AAA	6.5%
AA	82.5%
A	7.4%
BAA	0.3%
BA	0.0%
Cash	3.1%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.boh.com/personal/mutual-funds.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6034, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pacific Capital Tax-Free Securities Fund Class Y (PTXFX)
Annual Shareholder Report — April 30, 2025
PTXFX-04/25-AR

Pacific Capital Tax-Free Short Intermediate Securities Fund
Class Y | PTFSX
Annual Shareholder Report — April 30, 2025
This annual shareholder report contains important information about the Pacific Capital Tax-Free Short Intermediate Securities Fund (the “Fund”) for the period of May 1, 2024 to April 30, 2025. You can find additional information about the Fund at https://www.boh.com/personal/mutual‑funds. You can also request this information by contacting us at (888) 678‑6034.
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Pacific Capital Tax-Free Short Intermediate Securities Fund (Class Y / PTFSX)	$43	0.42%
Management's Discussion of Fund Performance
Over the trailing one-year period, the Pacific Capital Tax-Free Short Intermediate Securities Fund returned 2.58% (gross of fees). This performance lagged the 3.42% return of the Bloomberg Hawaii 3-Year Municipal Bond Index during the same period. The market has remained volatile within a trading range of approximately 100 basis points ("bps"). Several key events have triggered the rates outlook for the market. First, there was a 100 bps cut in the Federal Reserve Funds rate in the third and fourth quarter of 2024. Second, the Presidential election ushered in a new Trump administration which got to work quickly altering legacy policies. Both are a source of uncertainty for the market to digest, leading to market volatility.
For the trailing one-year period performance attribution.
  Security selection contributed outperformance for annual period.
  Longer maturity overweight provided a negative tailwind.
  Underperformance is attributable to higher quality bias of Hawaii based credit.
Fund Performance
The following is a comparison of the change in value of a $10,000 investment in Pacific Capital Tax-Free Short Intermediate Securities Fund’s Class Y vs. the Bloomberg Municipal Bond Index and the Bloomberg Hawaii 3-Year Municipal Bond Index.
Growth of $ 10,000
For the years April 30, 2015 through April 30, 2025
Average Annual Total Returns	1 Year	5 Years	10 Years
Class Y	2.26%	0.87%	1.10%
Bloomberg Municipal Bond Index*	1.66%	1.17%	2.10%
Bloomberg Hawaii 3-Year Municipal Bond Index	3.42%	0.61%	1.10%
*	The Fund has designated the Bloomberg Municipal Bond Index as its new broad-based securities market index in accordance with the SEC’s revised definition for such an index.
The Fund's past performance is not a good predictor of how the Fund will perform in the future. The above table and graph do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of shares. Please visit https://www.boh.com/personal/mutual-funds for performance data current to the most recent month-end.
Key Fund Statistics (as of April 30, 2025)
The following table outlines key Fund statistics that you should pay attention to.
Fund net assets	$41,793,645
Total number of portfolio holdings	60
Total advisory fee paid, net	$0
Portfolio turnover rate as of the end of the reporting period	32%
Portfolio Holdings Summary Table (as of April 30, 2025)
The following table presents a summary by credit quality of the portfolio holdings of the Fund, as a percentage of net assets:
CREDIT QUALITY
Pre-refunded/Escrowed to Maturity	5.0%
AAA	7.7%
AA	77.3%
A	7.6%
BAA	0.7%
BA	0.0%
Cash	1.7%
Credit quality ratings are primarily sourced from Moody’s but in the event that Moody’s has not assigned a rating, the Fund will use S&P or Fitch. If these ratings are in conflict, S&P will be used before Fitch. If none of the major rating agencies have assigned a rating, the Fund will assign a rating of NR (non-rated security). The ratings represent their (Moody’s, S&P, and Fitch) opinions as to the quality of the underlying securities in the Fund, and not the Fund itself. The ratings range from AAA (extremely strong capacity to meet financial commitment) to D (in default). Ratings are relative and subjective and are not absolute standards of quality.  A pre-refunded bond is secured by an escrow fund of U.S. government obligations (i.e., Treasury securities) and assumes the superior credit rating of the government obligation. The ratings do not predict performance and are subject to change.
Material Fund Changes During the Period
There were no material changes to the Fund.
Changes in and Disagreements with Accountants
There were no changes in or disagreements with accountants.
Availability of Additional Information
You can find additional information about the Fund, including the Fund’s prospectus, financial information, holdings and proxy voting information, at https://www.boh.com/personal/mutual-funds.
Householding
To reduce Fund expenses, only one copy of most shareholder documents may be mailed to shareholders with multiple accounts at the same residential address. Unless we are notified otherwise, we may continue to send only one copy of these materials for as long as they remain a shareholder of the Fund. If you would like to receive individual mailings, please contact the Fund at (888) 678-6034, or contact your financial intermediary. Your instructions will typically be effective within 30 days of receipt by the Fund or your financial intermediary.
Pacific Capital Tax-Free Short Intermediate Securities Fund Class Y (PTFSX)
Annual Shareholder Report — April 30, 2025
PTFSX-04/25-AR

(b)	Not applicable.

Item 2. Code of Ethics.

(a)

The registrant, as of the end of the period covered by this report, has adopted a code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party.

(c)

There have been no amendments, during the period covered by this report, to a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, and that relates to any element of the code of ethics description.

(d)

The registrant has not granted any waivers, including an implicit waiver, from a provision of the code of ethics that applies to the Registrant’s principal executive officer, principal financial officer, principal accounting officer or controller, or persons performing similar functions, regardless of whether these individuals are employed by the Registrant or a third party, that relates to one or more of the items set forth in paragraph (b) of this item’s instructions.

(e)	Not applicable.

(f)	A copy of the Code of Ethics is filed as an Exhibit.

Item 3. Audit Committee Financial Expert.

The Audit Committee of the Board of Trustees currently is comprised of Robert J. Christian, Iqbal Mansur, Nicholas M. Marsini, Jr., Nancy B. Wolcott and Stephen M. Wynne, each of whom is considered “independent” within the meaning set forth under Item 3 of Form N-CSR. The Board of Trustees has determined that Mr. Wynne is an “audit committee financial expert” as such term is defined by Item 3 of Form N-CSR.

The Registrant’s Board of Trustees has determined that Mr. Wynne acquired the attributes necessary to be considered an audit committee financial expert through his experience as a chief executive officer (and other senior-level accounting and/or financial positions) of several large financial institutions and because he has co-authored a text book on mutual fund accounting.

Item 4. Principal Accountant Fees and Services.

Audit Fees

(a)

The aggregate fees billed for each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for the audit of the registrant’s annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years were $559,045 for the fiscal year ending April 30, 2025 and $495,400 for the fiscal year ending April 30, 2024.

Audit-Related Fees

(b)

The aggregate fees billed in each of the last two fiscal years for assurance and related services by the principal accountant, PricewaterhouseCoopers, LLP, that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under paragraph (a) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

Tax Fees

(c)

The aggregate fees billed in each of the last two fiscal years for professional services rendered by the principal accountant, PricewaterhouseCoopers, LLP, for tax compliance, tax advice, and tax planning were $8,880 for the fiscal year ending April 30, 2025 and $7,170 for the fiscal year ending April 30, 2024. These fees were for India tax compliance services.

All Other Fees

(d)

The aggregate fees billed in each of the last two fiscal years for products and services provided by the principal accountant, PricewaterhouseCoopers, LLP, other than the services reported in paragraphs (a) through (c) of this Item are $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

(e)(1)	Disclose the audit committee’s pre-approval policies and procedures described in paragraph (c)(7) of Rule 2-01 of Regulation S-X.

The Registrant’s Audit Committee Charter requires the Audit Committee to (i) (a) approve prior to appointment the engagement of independent registered public accounting firm to annually audit and provide their opinion on the Registrant’s financial statements, (b) recommend to the Independent Trustees the selection, retention or termination of the Registrant’s independent registered public accounting firm and, (c) in connection therewith, to review and evaluate matters potentially affecting the independence and capabilities of the independent registered public accounting firm; and (ii) to approve prior to appointment the engagement of the independent registered public accounting firm to provide other audit services to the Registrant, or to provide non-audit services to the Registrant, its series, an investment adviser to its series or any entity controlling, controlled by, or under common control with an investment adviser to its series (“adviser-affiliate”) that provides ongoing services to the Registrant if the engagement relates directly to the operations and financial reporting of the Registrant. The Audit Committee will not approve non-audit services that the Audit Committee believes may impair the independence of the Registrant’s independent registered public accountant. The Audit Committee may delegate, to the extent permitted by law, pre-approved responsibilities to one or more members of the Audit Committee who shall report to the full Audit Committee.

(e)(2)

The percentage of services described in each of paragraphs (b) through (d) of this Item that were approved by the audit committee pursuant to paragraph (c)(7)(i)(C) of Rule 2-01 of Regulation S-X are as follows:

(b) Not applicable.

(c) 100%

(d) Not applicable.

(f)	Not applicable.

(g)

The aggregate non-audit fees billed by the registrant’s accountant, PricewaterhouseCoopers, LLP, for services rendered to the registrant, and rendered to the registrant’s investment adviser (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant for each of the last two fiscal years of the registrant were $0 for the fiscal year ending April 30, 2025 and $0 for the fiscal year ending April 30, 2024.

(h)	Not applicable.

(i)	Not applicable.

(j)	Not applicable.

Item 5. Audit Committee of Listed Registrants.

Not applicable.

Item 6. Investments.

(a)

The Registrant’s “Schedule I – Investments in securities of unaffiliated issuers” as of the close of the reporting period is included as part of the Financial Statements filed under Item 7 of this form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Management Investment Companies.

Pacific Capital Tax-Free Securities Fund
Pacific Capital Tax-Free Short Intermediate Securities Fund
of
FundVantage Trust
Class Y
Annual Financials and Additional Information
April 30, 2025
This report is submitted for the general information of shareholders and is not authorized for distribution to prospective investors unless preceded or accompanied by a current prospectus.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — 97.9%
Arizona — 2.4%
City of Phoenix Civic Improvement Corp., Civic Plaza, Convertible CAB, OID, Series B, 5.50%, 7/1/31, (NATL)	$ 5,000,000	$ 5,605,700
California — 2.0%
Norwalk-La Mirada Unified School District GO, CAB, OID, Series B 0.00%, 8/1/27, (AGM-CR FGIC)(a)	5,000,000	4,635,467
Florida — 1.3%
Central Florida Tourism Oversight District GO, Series A, Callable 06/01/34 at 100, 5.00%, 6/1/44	3,000,000	3,135,931
Georgia — 0.4%
Atlanta Department of Aviation Revenue, Series A, Refunding, Callable 07/01/32 at 100, 5.00%, 7/1/47	1,000,000	1,029,522
Hawaii — 87.0%
Hawaii County GO, Callable 09/01/33 at 100, 5.00%, 9/1/41	2,350,000	2,500,992
Hawaii County GO, Callable 09/01/35 at 100, 5.25%, 9/1/45	5,000,000	5,393,963
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/31	2,545,000	2,616,119
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/34	4,775,000	4,887,058
Hawaii County GO, Series A, Refunding, Callable 09/01/30 at 100, 4.00%, 9/1/40	1,000,000	974,501
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(b)	6,500,000	6,481,969
Hawaii Housing Finance & Development Corp. Revenue, Multi-Family Housing, Iwilei Apartments, Series A, Callable 05/21/25 at 100, 3.75%, 1/1/31	3,120,000	3,119,968
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Airports System Revenue, AMT, OID, COP, Callable 05/21/25 at 100, 5.00%, 8/1/28	$ 400,000	$ 400,322
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/25 at 100, 5.00%, 7/1/41	4,000,000	4,009,128
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/48	1,500,000	1,501,433
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/30 at 100, 4.00%, 7/1/35	2,000,000	1,959,553
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/35 at 100, 5.25%, 7/1/51	14,000,000	14,335,594
Hawaii State Airports System Revenue, Series B, OID, Callable 07/01/25 at 100, 4.00%, 7/1/45	50,000	46,295
Hawaii State Airports System Revenue, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/50	130,000	131,822
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/39	620,000	604,124
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/34	2,310,000	2,520,912
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/35	2,430,000	2,636,849

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, Callable 07/01/33 at 100, 5.00%, 7/1/36	$2,550,000	$ 2,753,141
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/31	2,715,000	2,949,808
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	225,000	223,737
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, Callable 01/01/30 at 100, 4.00%, 1/1/31	525,000	519,913
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	10,000,000	10,013,124
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/28	1,170,000	1,212,076
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/30	800,000	826,832
Hawaii State Department of Hawaiian Home Lands, Kapolei Office Facility, Series A, Refunding, COP, Callable 11/01/27 at 100, 5.00%, 11/1/31	815,000	841,152
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/28	$1,040,000	$ 1,068,512
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/32	335,000	343,183
Hawaii State GO, Series EO, Callable 05/31/25 at 100, 5.00%, 8/1/32	1,285,000	1,286,143
Hawaii State GO, Series EO, Unrefunded portion, Callable 05/31/25 at 100, 5.00%, 8/1/26	2,660,000	2,663,897
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	1,640,000	1,650,557
Hawaii State GO, Series FB, Callable 04/01/26 at 100, 4.00%, 4/1/29	2,000,000	2,010,575
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 5.00%, 10/1/30	4,000,000	4,069,040
Hawaii State GO, Series FG, Callable 10/01/26 at 100, 4.00%, 10/1/35	1,000,000	994,886
Hawaii State GO, Series FK, 5.00%, 5/1/26	425,000	432,938
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 5.00%, 5/1/33	1,500,000	1,541,969
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 5/1/37	2,000,000	1,985,534
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/36	4,000,000	4,122,044
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/38	2,845,000	2,918,427
Hawaii State GO, Series FW, Callable 01/01/29 at 100, 4.00%, 1/1/34	2,000,000	2,018,757

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	$ 180,000	$ 183,113
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/32	810,000	788,942
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/33	1,500,000	1,448,232
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/37	5,000,000	4,651,926
Hawaii State Harbor System Revenue, Series C, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/39	3,065,000	2,984,408
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/37	4,500,000	4,817,765
Hawaii State Highway Fund Revenue, Callable 01/01/31 at 100, 5.00%, 1/1/40	1,295,000	1,368,140
Hawaii State Highway Fund Revenue, Series A, Callable 01/01/29 at 100, 5.00%, 1/1/37	3,500,000	3,655,319
Hawaii State Highway Fund Revenue, Series A, Callable 05/31/25 at 100, 5.00%, 1/1/31	800,000	800,773
Honolulu City & County Board of Water Supply System Revenue, Callable 07/01/33 at 100, 5.00%, 7/1/48	4,645,000	4,841,168
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/49	$3,760,000	$ 4,011,300
Honolulu City & County GO, Series A, Callable 05/31/25 at 100, 4.00%, 11/1/37	1,000,000	952,666
Honolulu City & County GO, Series A, Callable 07/01/34 at 100, 5.25%, 7/1/46	3,225,000	3,460,429
Honolulu City & County GO, Series A, Callable 09/01/27 at 100, 5.00%, 9/1/41	1,390,000	1,412,955
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/35	3,075,000	3,086,137
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/37	1,000,000	1,002,097
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/38	1,040,000	1,041,410
Honolulu City & County GO, Series A, Callable 10/01/25 at 100, 5.00%, 10/1/39	1,250,000	1,251,028
Honolulu City & County GO, Series B, Callable 07/01/32 at 100, 5.00%, 7/1/43	3,960,000	4,162,826
Honolulu City & County GO, Series C, Callable 07/01/30 at 100, 5.00%, 7/1/42	345,000	356,889
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 8/1/42	960,000	985,929

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 4.00%, 8/1/43	$2,000,000	$ 1,882,480
Honolulu City & County GO, Series C, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/29	4,115,000	4,139,952
Honolulu City & County GO, Series E, OID, Refunding, Callable 09/01/27 at 100, 3.00%, 9/1/31	250,000	240,158
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 7/1/34	2,130,000	2,153,234
Honolulu City & County Wastewater System Revenue, Junior Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/30	4,000,000	4,010,142
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series A, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/29	395,000	396,001
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/27	325,000	325,824
Honolulu City & County Wastewater System Revenue, Senior Lien Green Bond, Callable 07/01/33 at 100, 5.25%, 7/1/53	10,000,000	10,550,983
Honolulu City & County Wastewater System Revenue, Senior Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 7/1/35	125,000	126,567
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/32 at 100, 5.25%, 7/1/51	$5,000,000	$ 5,247,081
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, Callable 07/01/34 at 100, 5.00%, 7/1/42	6,995,000	7,463,955
Kauai County GO, 5.00%, 8/1/27	250,000	261,042
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/31	250,000	257,366
Kauai County GO, Callable 08/01/27 at 100, 4.00%, 8/1/33	295,000	296,687
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/37	40,000	40,788
Kauai County GO, Callable 08/01/27 at 100, 5.00%, 8/1/42	775,000	783,117
Maui County GO, Callable 03/01/31 at 100, 4.00%, 3/1/38	1,020,000	1,010,914
Maui County GO, Refunding, 5.00%, 9/1/25	500,000	502,725
Maui County GO, Refunding, 5.00%, 3/1/28	1,175,000	1,239,042
Maui County GO, Refunding, 5.00%, 9/1/28	1,070,000	1,137,599
Maui County GO, Refunding, Callable 03/01/30 at 100, 5.00%, 3/1/32	415,000	447,972
Maui County GO, Refunding, Callable 09/01/25 at 100, 3.00%, 9/1/32	195,000	185,668
Maui County GO, Refunding, Callable 09/01/28 at 100, 4.00%, 9/1/31	5,305,000	5,400,824
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/31	1,000,000	1,023,656

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/34	$ 600,000	$ 604,087
University of Hawaii Revenue, Series B, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/35	1,000,000	1,006,769
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/1/33	315,000	321,429
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/36	3,000,000	3,090,107
University of Hawaii Revenue, Series F, Refunding, Callable 10/01/27 at 100, 5.00%, 10/1/37	2,000,000	2,055,250
		204,031,718
Missouri — 0.6%
St Louis Airport Revenue, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/41, (AGM)	1,400,000	1,478,903
Pennsylvania — 0.6%
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Series B, Callable 12/01/28 at 100, 5.00%, 12/1/43	1,290,000	1,311,017
Tennessee — 1.0%
Metropolitan Nashville Airport Authority Revenue, Series A, Callable 07/01/30 at 100, 5.00%, 7/1/49	2,255,000	2,272,505
Texas — 0.8%
Houston City Combined Utility System Revenue, Unrefunded Balance CAB, OID, Junior Series A, Refunding 0.00%, 12/1/27, (AGM)(a)	2,000,000	1,829,817
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Virginia — 1.3%
Hampton Roads Transportation Accountability Commission Revenue, Senior Lien, Series A, Callable 07/01/34 at 100, 5.00%, 7/1/49	$2,840,000	$ 2,957,014
Washington — 0.5%
Port of Seattle Revenue, Series B, AMT, Refunding, Callable 07/01/34 at 100, 5.25%, 7/1/43	1,175,000	1,230,452
TOTAL MUNICIPAL BONDS (Cost $235,718,274)		229,518,046

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Portfolio of Investments (Concluded)
April 30, 2025
	Number of Shares	Value
SHORT-TERM INVESTMENT — 3.1%
Money Market Fund — 3.1%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(c)	7,316,875	$ 7,316,875
TOTAL SHORT-TERM INVESTMENT (Cost $7,316,875)		7,316,875

TOTAL INVESTMENTS - 101.0% (Cost $243,035,149)		236,834,921
LIABILITIES IN EXCESS OF OTHER ASSETS - (1.0)%		(2,240,979)
NET ASSETS - 100.0%		$234,593,942

(a)	Zero coupon bond.
(b)	Variable rate investments. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(c)	Rate disclosed is the 7-day yield at April 30, 2025.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	Assured Guaranty Municipal Corp. - Custodial Receipts
AMT	Alternative Minimum Tax
CAB	Capital Appreciation Bond
COP	Certificate of Participation
FGIC	Financial Guaranty Insurance Co.
GO	General Obligation
NATL	National Public Finance Guarantee Corp.
OID	Original Issue Discount
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — 97.2%
Florida — 0.3%
Florida Housing Finance Corp. Revenue, Series 1, Callable 07/01/29 at 100, 2.00%, 7/1/32, (GNMA/FNMA/FHLMC)	$ 170,000	$ 147,122
Hawaii — 89.0%
Hawaii County GO, Refunding, Callable 09/01/33 at 100, 5.00%, 9/1/40	3,000,000	3,211,989
Hawaii County GO, Series A, Refunding, Callable 03/01/26 at 100, 5.00%, 9/1/27	525,000	532,953
Hawaii County GO, Series A, Refunding, Callable 03/01/27 at 100, 5.00%, 9/1/28	445,000	459,359
Hawaii Housing Finance & Development Corp. Revenue, Hale Moiliili, Putable, 3.30%, 12/1/29(a)	1,500,000	1,495,839
Hawaii State Airports System Revenue, AMT, COP, Callable 05/21/25 at 100, 5.00%, 8/1/27	300,000	300,241
Hawaii State Airports System Revenue, Series A, AMT, Callable 07/01/28 at 100, 5.00%, 7/1/33	225,000	230,628
Hawaii State Airports System Revenue, Series B, 5.00%, 7/1/27	910,000	946,847
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 5.00%, 7/1/33	325,000	349,483
Hawaii State Airports System Revenue, Series D, Refunding, Callable 07/01/30 at 100, 5.00%, 7/1/34	175,000	187,638
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series A, Refunding, 5.00%, 7/1/28	1,340,000	1,406,765
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State Department of Budget & Finance Revenue, Hawaii Health Obligation Group, Series B, Refunding, 5.00%, 7/1/28	$500,000	$ 524,912
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/26	25,000	24,927
Hawaii State Department of Budget & Finance Revenue, Mid-Pacific Project, Refunding, 4.00%, 1/1/30	250,000	248,596
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, 5.00%, 7/1/25	400,000	400,832
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/27	550,000	551,324
Hawaii State Department of Budget & Finance Revenue, Queens Health System, Series A, Refunding, Callable 07/01/25 at 100, 5.00%, 7/1/35	1,000,000	1,001,312
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, 5.00%, 4/1/27	100,000	103,549
Hawaii State Department of Hawaiian Home Lands Revenue, Refunding, Callable 04/01/27 at 100, 5.00%, 4/1/29	55,000	56,477
Hawaii State GO, Series ET, OID, Prerefunded, Callable 10/01/25 at 100, 3.25%, 10/1/32	25,000	24,988
Hawaii State GO, Series EY, Refunding, Callable 10/01/25 at 100, 5.00%, 10/1/27	400,000	402,575

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Hawaii State GO, Series FE, Refunding, 5.00%, 10/1/25	$300,000	$ 301,962
Hawaii State GO, Series FH, Refunding, 5.00%, 10/1/26	170,000	174,981
Hawaii State GO, Series FK, Callable 05/01/27 at 100, 4.00%, 5/1/32	1,000,000	1,007,475
Hawaii State GO, Series FT, Callable 01/01/28 at 100, 5.00%, 1/1/30	30,000	31,265
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/26	500,000	508,647
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, 5.00%, 7/1/28	120,000	125,317
Hawaii State Harbor System Revenue, Series A, AMT, Refunding, Callable 07/01/30 at 100, 4.00%, 7/1/31	1,000,000	988,855
Hawaii State Harbor System Revenue, Series C, Refunding, 5.00%, 7/1/29	400,000	429,608
Hawaii State Highway Fund Revenue, Series B, Refunding, Callable 07/01/26 at 100, 5.00%, 1/1/29	2,000,000	2,030,110
Honolulu City & County Board of Water Supply System Revenue, Series A, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/39	475,000	519,446
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/40	1,000,000	1,074,997
Honolulu City & County GO, Series A, Callable 07/01/33 at 100, 5.00%, 7/1/41	2,290,000	2,445,405
Honolulu City & County GO, Series A, Refunding, 5.00%, 9/1/27	510,000	533,547
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County GO, Series C, 5.00%, 7/1/26	$230,000	$ 235,571
Honolulu City & County GO, Series C, 4.00%, 8/1/26	200,000	202,622
Honolulu City & County GO, Series C, 5.00%, 7/1/27	240,000	250,334
Honolulu City & County GO, Series C, 5.00%, 7/1/28	255,000	270,385
Honolulu City & County GO, Series C, 5.00%, 7/1/29	265,000	285,367
Honolulu City & County GO, Series C, Callable 08/01/29 at 100, 5.00%, 8/1/44	1,150,000	1,175,465
Honolulu City & County GO, Series E, Refunding, 5.00%, 3/1/29	200,000	214,303
Honolulu City & County Multifamily Housing Revenue, Maunakea Tower Apartments, Putable, 5.00%, 6/1/27, (HUD SECT 8)(a)	1,000,000	1,016,959
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series A, Callable 07/01/29 at 100, 4.00%, 7/1/35	900,000	906,903
Honolulu City & County Wastewater System Revenue, 1st Bond Resolution, Series B, Refunding, 5.00%, 7/1/27	135,000	140,726
Honolulu City & County Wastewater System Revenue, 2nd Bond Resolution, Junior, Series A, Refunding, Callable 07/01/34 at 100, 5.00%, 7/1/39	2,000,000	2,175,826
Honolulu City & County Wastewater System Revenue, Senior 1st Bond Resolution, Series B, Prerefunded, Callable 07/01/25 at 100, 5.00%, 7/1/31	1,000,000	1,002,535

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Continued)
April 30, 2025
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Hawaii — (Continued)
Honolulu City & County Wastewater System Revenue, Senior Lien, Green bond, 5.00%, 7/1/32	$2,000,000	$ 2,229,947
Honolulu City & County Wastewater System Revenue, Series A, Senior Green Bond, 5.00%, 7/1/31	2,000,000	2,208,048
Kauai County GO, Series A, Refunding, 5.00%, 8/1/25	270,000	271,107
Maui County GO, 5.00%, 3/1/29	275,000	294,667
Maui County GO, Callable 03/01/32 at 100, 5.00%, 3/1/33	205,000	225,882
Maui County GO, Refunding, 5.00%, 3/1/26	270,000	274,301
Maui County GO, Refunding, 5.00%, 3/1/28	80,000	84,360
University of Hawaii Revenue, Medical School Project, Series E, Refunding, Callable 10/01/26 at 100, 5.00%, 10/1/30	620,000	635,013
University of Hawaii Revenue, Series D, Refunding, Callable 10/01/30 at 100, 4.00%, 10/1/32	450,000	461,281
		37,194,451
Massachusetts — 3.2%
Commonwealth of Massachusetts Federal Highway Grant Anticipation Note Revenue, Series A, Callable 05/31/25 at 100, 5.00%, 6/15/27	1,325,000	1,326,536
Michigan — 2.2%
Grosse Pointe Public School System GO, Refunding, Callable 05/01/29 at 100, 5.00%, 5/1/38	875,000	907,574
	Principal Amount	Value
MUNICIPAL BONDS — (Continued)
Washington — 2.5%
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 4.00%, 11/1/34	$525,000	$ 527,130
Central Puget Sound Regional Transit Authority Revenue, Series S1, Prerefunded, Callable 11/01/25 at 100, 5.00%, 11/1/36	500,000	504,490
		1,031,620
TOTAL MUNICIPAL BONDS (Cost $41,293,383)		40,607,303

The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Portfolio of Investments (Concluded)
April 30, 2025
	Number of Shares	Value
SHORT-TERM INVESTMENT — 1.7%
Money Market Fund — 1.7%
Dreyfus Government Cash Management Fund, Institutional Shares, 4.21%(b)	726,360	$ 726,360
TOTAL SHORT-TERM INVESTMENT (Cost $726,360)		726,360

TOTAL INVESTMENTS - 98.9% (Cost $42,019,743)		41,333,663
OTHER ASSETS IN EXCESS OF LIABILITIES - 1.1%		459,982
NET ASSETS - 100.0%		$41,793,645

(a)	Variable rate investments. The rate shown is based on the latest available information as of April 30, 2025. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate or spread in their description.
(b)	Rate disclosed is the 7-day yield at April 30, 2025.
AMT	Alternative Minimum Tax
COP	Certificate of Participation
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation
HUD SECT 8	Housing and Urban Development Section 8
OID	Original Issue Discount
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Assets and Liabilities
April 30, 2025
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Investments, at value*	$236,834,921	$41,333,663
Receivables:
Investments sold	1,026,720	—
Capital shares sold	51,480	6,372
Interest	3,061,602	627,193
Prepaid expenses and other assets	16	16
Total Assets	240,974,739	41,967,244
Liabilities
Payables:
Investments purchased	5,285,250	—
Distributions to shareholders	628,373	96,160
Capital shares redeemed	382,006	—
Audit fees	36,617	36,617
Administration and accounting fees	18,446	12,590
Shareholder reporting fees	12,262	14,462
Transfer agent fees	7,370	7,140
Accrued expenses	10,473	6,630
Total Liabilities	6,380,797	173,599
Net Assets	$234,593,942	$41,793,645
Net Assets Consisted of:
Capital stock, $0.01 par value	$247,709	$43,528
Paid-in capital	248,349,305	43,504,464
Total distributable earnings/(loss)	(14,003,072)	(1,754,347)
Net Assets	$234,593,942	$41,793,645
Class Y:
Net assets	$234,593,942	$41,793,645
Shares outstanding	24,770,899	4,352,769
Net asset value, offering and redemption price per share	$9.47	$9.60
* Investments, at cost	$243,035,149	$42,019,743
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Operations
For the Year Ended April 30, 2025
	Pacific Capital Tax-Free Securities Fund	Pacific Capital Tax-Free Short Intermediate Securities Fund
Investment income
Interest	$7,115,904	$1,334,178
Dividends	346,772	58,340
Total investment income	7,462,676	1,392,518
Expenses
Advisory fees(Note 2)	474,369	87,722
Trustees’ and officers’ fees(Note 2)	74,128	14,497
Legal fees	61,074	16,658
Administration and accounting fees(Note 2)	59,916	43,386
Audit fees	36,866	36,866
Transfer agent fees(Note 2)	25,945	25,700
Shareholder reporting fees	24,360	23,149
Custodian fees(Note 2)	24,090	10,143
Registration and filing fees	4,260	4,260
Other expenses	19,185	10,543
Total expenses before waivers	804,193	272,924
Less: waivers(Note 2)	(474,369)	(87,722)
Net expenses after waivers	329,824	185,202
Net investment income	7,132,852	1,207,316
Net realized and unrealized gain/(loss) from investments:
Net realized loss from investments	(3,010,393)	(21,971)
Net change in unrealized appreciation/(depreciation) on investments	2,086,114	(142,352)
Net realized and unrealized loss on investments	(924,279)	(164,323)
Net increase in net assets resulting from operations	$6,208,573	$1,042,993
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets
	Pacific Capital Tax-Free Securities Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$7,132,852	$6,581,967
Net realized losses from investments	(3,010,393)	(2,401,092)
Net change in unrealized appreciation/(depreciation) on investments	2,086,114	(1,929,875)
Net increase in net assets resulting from operations	6,208,573	2,251,000
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(7,133,182)	(6,581,946)
Net decrease in net assets from dividends and distributions to shareholders	(7,133,182)	(6,581,946)
Decrease in net assets derived from capital share transactions (Note 4)	(98,275)	(858,950)
Total decrease in net assets	(1,022,884)	(5,189,896)
Net assets
Beginning of year	235,616,826	240,806,722
End of year	$234,593,942	$235,616,826
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Statements of Changes in Net Assets (Concluded)
	Pacific Capital Tax-Free Short Intermediate Securities Fund
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024
Net increase/(decrease) in net assets from operations:
Net investment income	$1,207,316	$1,129,625
Net realized losses from investments	(21,971)	(792,849)
Net change in unrealized depreciation on investments	(142,352)	(297)
Net increase in net assets resulting from operations	1,042,993	336,479
Less dividends and distributions to shareholders from:
Total distributable earnings:
Class Y	(1,207,312)	(1,129,624)
Net decrease in net assets from dividends and distributions to shareholders	(1,207,312)	(1,129,624)
Increase/(decrease) in net assets derived from capital share transactions (Note 4)	(2,212,165)	524,127
Total decrease in net assets	(2,376,484)	(269,018)
Net assets
Beginning of year	44,170,129	44,439,147
End of year	$41,793,645	$44,170,129
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Securities Fund
Financial Highlights

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$9.51	$9.68	$9.69	$10.61	$10.30
Net investment income(1)	0.29	0.27	0.25	0.24	0.26
Net realized and unrealized gain/(loss) on investments	(0.04)	(0.17)	(0.01)	(0.92)	0.31
Total from investment operations	0.25	0.10	0.24	(0.68)	0.57
Dividends and distributions to shareholders from:
Net investment income	(0.29)	(0.27)	(0.25)	(0.24)	(0.26)
Net asset value, end of year	$9.47	$9.51	$9.68	$9.69	$10.61
Total investment return(2)	2.62%	1.05%	2.49%	(6.56)%	5.54%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$234,594	$235,617	$240,807	$259,354	$275,648
Ratio of expenses to average net assets	0.14%	0.13%	0.14%	0.12%	0.11%
Ratio of expenses to average net assets without waivers(3)	0.34%	0.33%	0.34%	0.32%	0.31%
Ratio of net investment income to average net assets	3.01%	2.80%	2.54%	2.27%	2.43%
Portfolio turnover rate	20%	16%	9%	14%	9%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Pacific Capital Tax-Free Short Intermediate Securities Fund
Financial Highlights (Concluded)

Contained below is per share operating performance data for Class Y shares outstanding, total investment return, ratios to average net assets and other supplemental data for the respective period. The total returns in the table represent the rate that an investor would have earned or lost on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been derived from information provided in the financial statements and should be read in conjunction with the financial statements and the notes thereto.

	Class Y shares
	For the Year Ended April 30, 2025	For the Year Ended April 30, 2024	For the Year Ended April 30, 2023	For the Year Ended April 30, 2022	For the Year Ended April 30, 2021
Per Share Operating Performance
Net asset value, beginning of year	$9.65	$9.83	$9.78	$10.28	$10.12
Net investment income(1)	0.27	0.24	0.16	0.12	0.15
Net realized and unrealized gain/(loss) on investments	(0.05)	(0.18)	0.05	(0.49)	0.16
Total from investment operations	0.22	0.06	0.21	(0.37)	0.31
Dividends and distributions to shareholders from:
Net investment income	(0.27)	(0.24)	(0.16)	(0.12)	(0.15)
Net realized capital gains	—	—	—	(0.01)	—
Total dividends and distributions to shareholders	(0.27)	(0.24)	(0.16)	(0.13)	(0.15)
Net asset value, end of year	$9.60	$9.65	$9.83	$9.78	$10.28
Total investment return(2)	2.26%	0.65%	2.16%	(3.61)%	3.04%
Ratios/Supplemental Data
Net assets, end of year (in 000s)	$41,794	$44,170	$44,439	$47,329	$50,023
Ratio of expenses to average net assets	0.42%	0.41%	0.37%	0.38%	0.28%
Ratio of expenses to average net assets without waivers(3)	0.62%	0.61%	0.57%	0.58%	0.48%
Ratio of net investment income to average net assets	2.75%	2.49%	1.61%	1.18%	1.43%
Portfolio turnover rate	32%	55%	31%	27%	22%

(1)	The selected per share data was calculated using the average shares outstanding method for the year.
(2)	Total investment return is calculated assuming a purchase of shares on the first day and a sale of shares on the last day of each period reported and includes reinvestment of dividends and distributions, if any.
(3)	During the period, certain fees were waived. If such fee waivers had not occurred, the ratios would have been as indicated (See Note 2).
The accompanying notes are an integral part of the financial statements.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements
April 30, 2025
1. Organization and Significant Accounting Policies
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund (each a “Fund” and together the “Funds”) are non-diversified, open-end management investment companies registered under the Investment Company Act of 1940, as amended (the “1940 Act”). The Funds are each a separate series of FundVantage Trust (the “Trust”) which was organized as a Delaware statutory trust on August 28, 2006. The Trust is a “series trust” authorized to issue an unlimited number of separate series or classes of shares of beneficial interest. Each series is treated as a separate entity for certain matters under the 1940 Act, and for other purposes, and a shareholder of one series is not deemed to be a shareholder of any other series. The Funds are each authorized to issue and offer Class Y shares.
The Funds are investment companies and follow accounting and reporting guidance in the Financial Accounting Standards Board Accounting Standards Codification Topic 946.
Portfolio Valuation — Each Fund’s net asset value (“NAV”) is calculated once daily at the close of regular trading hours on the New York Stock Exchange (“NYSE”) (typically 4:00 p.m. Eastern time) on each day the NYSE is open. Fixed income securities having a remaining maturity of greater than 60 days are valued using an independent pricing service. Fixed income securities having a remaining maturity of 60 days or less are generally valued at amortized cost, provided such amount approximates fair value. Debt securities are valued on the basis of broker quotations or valuations provided by a pricing service, which utilizes information with respect to recent sales, market transactions in comparable securities, quotations from dealers, and various relationships between securities in determining value. Valuations developed through pricing techniques may materially vary from the actual amounts realized upon sale of the securities. Investments in other open-end investment companies are valued based on the NAV of such investment companies (which may use fair value pricing as discussed in their prospectuses). Securities that do not have a readily available current market value are valued in good faith by the Adviser as "valuation designee" under the oversight of the Board of Trustees of the Trust ("Board of Trustees"). Relying on prices supplied by pricing services or dealers or using fair valuation may result in values that are higher or lower than the values used by other investment companies and investors to price the same investments. The Adviser has adopted written policies and procedures for valuing securities and other assets in circumstances where market quotes are not readily available. In the event that market quotes are not readily available, and the security or asset cannot be valued pursuant to one of the valuation methods, the value of the security or asset will be determined in good faith by the Adviser pursuant to its policies and procedures. On a quarterly basis, the Adviser’s fair valuation determinations will be reviewed by the Board of Trustees.
Fair Value Measurements — The inputs and valuation techniques used to measure fair value of the Funds’ investments are summarized into three levels as described in the hierarchy below:
•  Level 1 — quoted prices in active markets for identical securities;
• Level 2 — other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.); and
•  Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments).
The fair value of a Fund's bonds is generally based on quotes received from brokers or independent pricing services. Bonds with quotes that are based on actual trades with a sufficient level of activity on or near the measurement date are classified as Level 2 assets.
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Transfers in and out are recognized at the value at the end of the period.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
The following is a summary of the inputs used, as of April 30, 2025, in valuing each Fund's investments carried at fair value:
Funds	Total Value at 04/30/25	Level 1 Quoted Price	Level 2 Other Significant Observable Inputs	Level 3 Significant Unobservable Inputs
Pacific Capital Tax-Free Securities Fund
Assets
Municipal Bonds	$229,518,046	$—	$229,518,046	$—
Short-Term Investment	7,316,875	7,316,875	—	—
Total Assets	$236,834,921	$7,316,875	$229,518,046	$—
Pacific Capital Tax-Free Short Intermediate Securities Fund
Assets
Municipal Bonds	$40,607,303	$—	$40,607,303	$—
Short-Term Investment	726,360	726,360	—	—
Total Assets	$41,333,663	$726,360	$40,607,303	$—
At the end of each quarter, management evaluates the classification of Levels 1, 2 and 3 assets and liabilities. Various factors are considered, such as changes in liquidity from the prior reporting period; whether or not a broker is willing to execute at the quoted price; the depth and consistency of prices from third-party pricing services; and the existence of contemporaneous, observable trades in the market. Additionally, management evaluates the classification of Level 1 and Level 2 assets and liabilities on a quarterly basis for changes in listings or delistings on national exchanges.
Due to the inherent uncertainty of determining the fair value of investments that do not have a readily available market value, the fair value of the Funds’ investments may fluctuate from period to period. Additionally, the fair value of investments may differ significantly from the values that would have been used had a ready market existed for such investments and may differ materially from the values the Funds may ultimately realize. Further, such investments may be subject to legal and other restrictions on resale or otherwise less liquid than publicly traded securities.
For fair valuations using significant unobservable inputs, U.S. generally accepted accounting principles (“U.S. GAAP”) require the Funds to present a reconciliation of the beginning to ending balances for reported market values that present changes attributable to total realized and unrealized gains or losses, purchase and sales, and transfers in and out of Level 3 during the period. A reconciliation of Level 3 investments is presented only when the Funds had an amount of Level 3 investments at the end of the reporting period that was meaningful in relation to their net assets. The amounts and reasons for all transfers in and out of Level 3 are disclosed when the Funds had an amount of transfers during the reporting period that was meaningful in relation to their net assets as of the end of the reporting period.
For the year ended April 30, 2025, there were no transfers in or out of Level 3.
Use of Estimates — The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes at the date of the financial statements and the reported amounts of revenues and expenses during the period. Actual results could differ from those estimates and those differences could be material.
Investment Transactions, Investment Income and Expenses — Investment transactions are recorded on trade date for financial statement preparation purposes. Realized gains and losses on investments sold are recorded on the identified cost basis. Interest income is recorded on the accrual basis. Accretion of discounts and amortization of premiums are recorded on a daily basis using the effective yield method except for short term securities, which records discounts and premiums on a straight-line basis.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Dividends are recorded on the ex-dividend date. General expenses of the Trust are generally allocated to each Fund under methodologies approved by the Board of Trustees. Expenses directly attributable to a particular fund in the Trust are charged directly to that fund.
Dividends and Distributions to Shareholders — Dividends from net investment income for each Fund are declared daily and paid monthly to shareholders. Distributions, if any, of net short-term capital gain and net capital gain (the excess of net long-term capital gain over the short-term capital loss) realized by a Fund, after deducting any available capital loss carryovers are declared and paid to its shareholders annually. Income dividends and capital gain distributions are determined in accordance with U.S. federal income tax regulations, which may differ from U.S. GAAP.
U.S. Tax Status — No provision is made for U.S. income taxes as it is each Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under Subchapter M of the Internal Revenue Code of 1986, as amended (“Internal Revenue Code”), and make the requisite distributions to its shareholders which will be sufficient to relieve it from U.S. income and excise taxes.
Other — In the normal course of business, the Funds may enter into contracts that provide general indemnifications. The Funds’ maximum exposure under these arrangements is dependent on claims that may be made against the Funds in the future, and therefore, cannot be estimated; however, based on experience, the risk of material loss for such claims is considered remote.
Recent Accounting Pronouncement — The Funds adopted Financial Accounting Standards Board Update 2023-07, Segment Reporting (Topic 280) – Improvements to Reportable Segment Disclosures during the year. Each Fund’s adoption of the new standard impacted financial statement disclosures only and did not affect the Fund’s financial position or results of operations. Each Fund operates as a single reporting entity, meaning all its business activities are considered one business segment for financial reporting purposes.
The Chief Operating Decision Maker (“CODM”) is the Adviser, the Principal Executive Officer (“PEO”) and the Principal Financial Officer (“PFO”) of the Funds. The CODM has concluded that each Fund operates as a single operating segment since each Fund has a single investment strategy as disclosed in its prospectus, against which the CODM assesses performance. The financial information provided to and reviewed by the CODM is presented within each Fund’s financial statements.
2. Transactions with Related Parties and Other Service Providers
Investment advisory services are provided to the Funds by the Asset Management Group of Bank of Hawaii (the “Adviser”). Under terms of an advisory agreement, the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund are charged an annual fee of 0.20% which is computed daily and paid monthly based upon average daily net assets. The Adviser has contractually agreed to waive its advisory fee (the “Waiver”). The Waiver will remain in effect until August 31, 2025. The Waiver may not be terminated at any time prior to that date without the consent of the Board of Trustees of FundVantage Trust (the “Trust”). While the Adviser is currently waiving its entire investment advisory fee, investors who invest in a Fund through a bank trust account may be subject to account level fees applicable to such amount charged by affiliates of the Adviser, including Bank of Hawaii’s Trust Services Group.
Fee rates for the year ended April 30, 2025, were as follows:
	Maximum Annual Advisory Fee	Net Annual Fees Paid After Contractual Waivers
Pacific Capital Tax-Free Securities Fund	0.20%	0.00%
Pacific Capital Tax-Free Short Intermediate Securities Fund	0.20%	0.00%

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
Other Service Providers
The Bank of New York Mellon (“BNY”) serves as administrator and custodian for the Funds. For providing administrative and accounting services, BNY is entitled to receive a monthly fee equal to an annual percentage rate of the Funds’ average daily net assets and is subject to certain minimum monthly fees. For providing certain custodial services, BNY is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
BNY Investment Servicing (US) Inc. (the “Transfer Agent”) provides transfer agent services to the Funds. The Transfer Agent is entitled to receive a monthly fee, subject to certain minimum, and out of pocket expenses.
The Trust, on behalf of the Funds, has entered into agreements with financial intermediaries to provide recordkeeping, processing, shareholder communications and other services to customers of the intermediaries investing in the Funds and has agreed to compensate the intermediaries for providing those services. The fees incurred by the Funds for these services are included in Transfer agent fees in the Statements of Operations.
Foreside Funds Distributors LLC (the “Underwriter”) provides principal underwriting services to the Funds pursuant to an underwriting agreement between the Trust and the Underwriter.
Trustees and Officers
The Trust is governed by its Board of Trustees. The Trustees receive compensation in the form of an annual retainer and per meeting fees for their services to the Trust. An employee of BNY serves as the Secretary of the Trust and is not compensated by the Funds or the Trust.
JW Fund Management LLC (“JWFM”) provides a PEO and a PFO to the Trust. Chenery Compliance Group, LLC (“Chenery”) provides the Trust with a Chief Compliance Officer and an Anti-Money Laundering Officer. JWFM and Chenery are compensated for their services provided to the Trust.
3. Investment in Securities
For the April 30, 2025, aggregated purchases and sales of investment securities (excluding short-term investments) of the Funds were as follows:
	Purchases	Sales
Pacific Capital Tax-Free Securities Fund	$54,912,730	$45,857,861
Pacific Capital Tax-Free Short Intermediate Securities Fund	15,451,006	13,557,558
The Funds are permitted to purchase or sell securities, which have a readily available market quotation, from or to certain other affiliated funds under specified conditions outlined in the procedures adopted by the Board of Trustees. The procedures have been designed to provide assurances that any purchase or sale of securities by the Funds from or to another fund that is or could be considered an affiliate by virtue of having a common investment adviser (or affiliated investment adviser), common Trustees and/or common officers complies with Rule 17a-7 under the 1940 Act. Further, as defined under the procedures, each transaction is effective at the current market price.
For the year ended April 30, 2025, the Funds did not engage in purchase or sale of securities with affiliated funds under Rule 17a-7.

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
4. Capital Share Transactions
For the years ended April 30, 2025 and 2024, transactions in capital shares (authorized shares unlimited) were as follows:
	For the Year Ended April 30, 2025		For the Year Ended April 30, 2024
	Shares	Amount	Shares	Amount
Pacific Capital Tax-Free Securities Fund:
Class Y
Sales	2,979,671	$28,569,129	3,494,741	$33,340,892
Reinvestments	3,733	35,831	3,800	36,178
Redemptions	(2,988,647)	(28,703,235)	(3,601,752)	(34,236,020)
Net decrease	(5,243)	$(98,275)	(103,211)	$(858,950)

Pacific Capital Tax-Free Short Intermediate Securities Fund:
Class Y
Sales	490,356	$4,777,484	1,368,399	$13,183,186
Reinvestments	509	4,941	494	4,786
Redemptions	(717,630)	(6,994,590)	(1,310,721)	(12,663,845)
Net increase/(decrease)	(226,765)	$(2,212,165)	58,172	$524,127

5. Federal Tax Information
The Funds have followed the authoritative guidance on accounting for and disclosure of uncertainty in tax positions, which requires the Funds to determine whether a tax position is more likely than not to be sustained upon examination, including resolution of any related appeals or litigation processes, based on the technical merits of the position. Each Fund has determined that there was no effect on the financial statements from following this authoritative guidance. In the normal course of business, the Funds are subject to examination by federal, state and local jurisdictions, where applicable, for tax years for which applicable statutes of limitations have not expired.
Distributions are determined in accordance with federal income tax regulations, which may differ in amount or character from net investment income and realized gains for financial reporting purposes. Accordingly, the character of distributions and composition of net assets for tax purposes may differ from those reflected in the accompanying financial statements. To the extent these differences are permanent, such amounts are reclassified within the components of net assets based on the tax treatment; temporary differences do not require reclassifications. Net assets were not affected by these adjustments. For the year ended April 30, 2025, there were no reclassifications for the Funds.
The tax character of distributions paid during the year ended April 30, 2025, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$337,656	$337,656	$6,795,526	$7,133,182
Pacific Capital Tax-Free Short Intermediate Securities Fund	53,217	53,217	1,154,095	1,207,312

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Continued)
April 30, 2025
The tax character of distributions paid during the year ended April 30, 2024, were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid*
Pacific Capital Tax-Free Securities Fund	$297,860	$297,860	$6,240,503	$6,538,363
Pacific Capital Tax-Free Short Intermediate Securities Fund	94,280	94,280	1,011,423	1,105,703

*	Distributions will not tie to Statements of Changes in Net Assets because distributions are recognized when actually paid for tax purposes.
Distributions from net investment income and short-term capital gains are treated as ordinary income for federal income tax purposes.
As of April 30, 2025, the components of distributable earnings/(loss) on a tax basis were as follows:
	Capital Loss Carryforward	Undistributed Tax Exempt Income	Distributions Payable	Unrealized Appreciation/ (Depreciation)
Pacific Capital Tax-Free Securities Fund	$(7,802,529)	$628,058	$(628,373)	$(6,200,228)
Pacific Capital Tax-Free Short Intermediate Securities Fund	(1,029,056)	57,324	(96,160)	(686,455)
The differences between the book and tax basis components of distributable earnings relate primarily to the timing and recognition of income and gains for federal income tax purposes.
The cost for federal income tax purposes, gross unrealized appreciation, gross unrealized depreciation and net unrealized depreciation as of April 30, 2025 were as follows:
	Federal Tax Cost	Unrealized Appreciation	Unrealized (Depreciation)	Net Unrealized (Depreciation)
Pacific Capital Tax-Free Securities Fund	$243,035,149	$836,192	$(7,036,420)	$(6,200,228)
Pacific Capital Tax-Free Short Intermediate Securities Fund	42,020,118	22,710	(709,165)	(686,455)
Pursuant to federal income tax rules applicable to regulated investment companies, the Funds may elect to treat certain capital losses between November 1 and April 30 and late year ordinary losses ((i) ordinary losses between January 1 and April 30, and (ii) specified ordinary and currency losses between November 1 and April 30) as occurring on the first day of the following tax year. For the year ended April 30, 2025, any amount of losses elected within the tax return will not be recognized for federal income tax purposes until May 1, 2025. For the year ended April 30, 2025, the Funds did not have late year ordinary loss deferrals and capital loss deferrals.
Accumulated capital losses represent capital loss carryforwards as of April 30, 2025 that may be available to offset future realized capital gains and thereby reduce future capital gains distributions. As of April 30, 2025, the Funds' capital loss carryforwards, which were comprised of both short-term losses and long-term losses, and had an unlimited period of capital loss carryforward were as follows:
	Capital Loss Carryforward
	Short-Term	Long-Term
Pacific Capital Tax-Free Securities Fund	$2,114,394	$5,688,135
Pacific Capital Tax-Free Short Intermediate Securities Fund	75,152	953,904

PACIFIC CAPITAL FUNDS
Notes to Financial Statements (Concluded)
April 30, 2025
6. Concentration of Credit Risk
The Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund primarily invest in debt obligations issued by the state of Hawaii and its political subdivisions, agencies, and public authorities to obtain funds for various public purposes. The Funds are more susceptible to factors adversely affecting issues of Hawaii municipal securities than is a municipal bond fund that is not concentrated in these issuers to the same extent.
7. Debt Investment Risk
Debt investments are affected primarily by the financial condition of the companies or other entities that have issued them and by changes in interest rates. There is a risk that an issuer of a Fund’s debt investments may not be able to meet its financial obligations (e.g., may not be able to make principal and/or interest payments when they are due or otherwise default on other financial terms) and/or go bankrupt. Securities such as high-yield/high-risk bonds, e.g., bonds with low credit ratings by Moody’s (Ba or lower) or Standard & Poor’s (BB and lower) or if unrated are of comparable quality as determined by the manager, are especially subject to credit risk during periods of economic uncertainty or during economic downturns and are more likely to default on their interest and/or principal payments than higher rated securities. Debt investments may be affected by changes in interest rates. Debt investments with longer durations tend to be more sensitive to changes in interest rates, making them more volatile than debt investments with shorter durations or floating or adjustable interest rates. The value of debt investments may fall when interest rates rise.
8. Subsequent Events
Management has evaluated the impact of all subsequent events on each Fund through the date the financial statements were issued, and has determined that there are no subsequent events requiring recognition or disclosure in the financial statements.

PACIFIC CAPITAL FUNDS
Report of Independent Registered Public Accounting Firm
To the Board of Trustees of FundVantage Trust and Shareholders of each of Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund
Opinions on the Financial Statements
We have audited the accompanying statements of assets and liabilities, including the portfolios of investments, of Pacific Capital Tax-Free Securities Fund and Pacific Capital Tax-Free Short Intermediate Securities Fund (two of the funds constituting FundVantage Trust, hereafter collectively referred to as the “Funds”) as of April 30, 2025, the related statements of operations for the year ended April 30, 2025, the statements of changes in net assets for each of the two years in the period ended April 30, 2025, including the related notes, and the financial highlights for each of the five years in the period ended April 30, 2025 (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of April 30, 2025, the results of each of their operations for the year then ended, the changes in each of their net assets for each of the two years in the period ended April 30, 2025 and each of the financial highlights for each of the five years in the period ended April 30, 2025, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinions
These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of securities owned as of April 30, 2025 by correspondence with the custodian, transfer agent and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinions.
/s/PricewaterhouseCoopers LLP
Philadelphia, Pennsylvania
June 27, 2025
We have served as the auditor of one or more Asset Management Group of the Bank of Hawaii investment companies since 2010.

PACIFIC CAPITAL FUNDS
Shareholder Tax Information
(Unaudited)
The Funds are required by Subchapter M of the Internal Revenue Code, to advise their shareholders of the U.S. federal tax status of distributions received by the Funds’ shareholders in respect of such fiscal year.
The tax character of distributions paid during the year ended April 30, 2025 were as follows:
	Ordinary Income Distributions	Total Taxable Distributions	Tax Exempt Distributions	Total Distributions Paid
Pacific Capital Tax-Free Securities Fund	$337,656	$337,656	$6,795,526	$7,133,182
Pacific Capital Tax-Free Short Intermediate Securities Fund	53,217	53,217	1,154,095	1,207,312
Dividends from net investment income and short-term capital gains are treated as ordinary income dividends for federal income tax purposes.
The percentage of qualified interest income related dividends not subject to withholding tax for non-resident aliens and foreign corporations for the Pacific Capital Tax-Free Securities Fund and the Pacific Capital Tax-Free Short Intermediate Securities Fund is 4.67% and 4.24%, respectively.
All designations are based on financial information available as of the date of this annual report and, accordingly, are subject to change. For each item, it is the intention of each Fund to designate the maximum amount permitted under the Internal Revenue Code of 1986, as amended, and the regulations thereunder.
Because the Funds’ fiscal year is not the calendar year, another notification will be sent with respect to calendar year 2025. The second notification, which will reflect the amount, if any, to be used by calendar year taxpayers on their U.S. federal income tax returns, will be made in conjunction with Form 1099-DIV and will be mailed in January 2026.
Foreign shareholders will generally be subject to U.S. withholding tax on the amount of their ordinary income dividends. They will generally not be entitled to a foreign tax credit or deduction for the withholding taxes paid by the Funds, if any.
In general, dividends received by tax-exempt recipients (e.g., IRAs and Keoghs) need not be reported as taxable income for U.S. federal income tax purposes. However, some retirement trusts (e.g., corporate, Keogh and 403(b)(7) plans) may need this information for their annual information reporting.
Shareholders are advised to consult their own tax advisers with respect to the tax consequences of their investment in the Funds.

PACIFIC CAPITAL FUNDS
Other Information
(Unaudited)
Proxy Voting
Policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities as well as information regarding how the Funds voted proxies relating to portfolio securities for the most recent 12-month period ended June 30 are available without charge, upon request, by calling (888) 678-6034 and on the Securities and Exchange Commission's (“SEC”) website at http://www.sec.gov.
Quarterly Portfolio Schedules
Each Fund files its complete schedule of portfolio holdings with the SEC for the first and third fiscal quarters of each fiscal year (quarters ended July 31 and January 31) as an exhibit to its reports on Form N-PORT. The Funds' portfolio holdings on Form N-PORT are available on the SEC's website at http://www.sec.gov.

PACIFIC CAPITAL FUNDS
Privacy Notice
(Unaudited)
The privacy of your personal financial information is extremely important to us. When you open an account with us, we collect a significant amount of information from you in order to properly invest and administer your account. We take very seriously the obligation to keep that information private and confidential, and we want you to know how we protect that important information.
We collect nonpublic personal information about you from applications or other forms you complete and from your transactions with us or our affiliates. We do not disclose information about you, or our former clients, to our affiliates or to service providers or other third parties, except as permitted by law. We share only the information required to properly administer your accounts, which enables us to send transaction confirmations, monthly or quarterly statements, financials and tax forms. Even within FundVantage Trust and its affiliated entities, a limited number of people who actually service accounts will have access to your personal financial information. Further, we do not share information about our current or former clients with any outside marketing groups or sales entities.
To ensure the highest degree of security and confidentiality, FundVantage Trust and its affiliates maintain various physical, electronic and procedural safeguards to protect your personal information. We also apply special measures for authentication of information you request or submit to us on our web site.
If you have questions or comments about our privacy practices, please call us at (888) 678-6034.

Investment Adviser
Asset Management Group of Bank of Hawaii
111 South King Street, 4th Floor,
Honolulu, HI 96813
Administrator
The Bank of New York Mellon
103 Bellevue Parkway
Wilmington, DE 19809
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
500 Ross Street, 154-0520
Pittsburgh, PA 15262
Principal Underwriter
Foreside Funds Distributors LLC
Three Canal Plaza, Suite 100
Portland, ME 04101
Custodian
The Bank of New York Mellon
240 Greenwich Street
New York, NY 10286
Independent Registered Public Accounting Firm
PricewaterhouseCoopers LLP
Two Commerce Square, Suite 1800
2001 Market Street
Philadelphia, PA 19103-7042
Legal Counsel
Troutman Pepper Locke LLP
3000 Two Logan Square
18th and Arch Streets
Philadelphia, PA 19103
PAC-0425

Item 8. Changes in and Disagreements with Accountants for Open-End Management Investment Companies.

Not applicable.

Item 9. Proxy Disclosures for Open-End Management Investment Companies.

Not applicable.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Management Investment Companies.

The Fund’s disclosure of remuneration items is included as part of the Annual Financials and Additional Information filed under Item 7 of this form.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

At an in-person meeting held on March 10, 2025 (the “Meeting”), the Board of Trustees (the “Board” or the “Trustees”) of FundVantage Trust (the “Trust”), including a majority of the Trustees who are not “interested persons” within the meaning of Section 2(a)(19) of the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Trustees”), unanimously approved the continuation of the Investment Advisory Agreement between the Asset Management Group of Bank of Hawaii (“AMG of BOH” or the “Adviser”) and the Trust (the “Agreement”) on behalf of the Pacific Capital Tax-Free Securities Fund (“Pacific Capital TF Fund”), Pacific Capital Tax-Free Short Intermediate Securities Fund (“Pacific Capital TFSI Fund”) and Pacific Capital U.S. Government Money Market Fund (“Pacific Capital MMF”) (together the “Pacific Capital Funds”). At the Meeting, the Board considered the continuation of the Agreement with respect to each Fund for an additional one-year period.

In determining whether to continue the Pacific Capital Funds Agreement for an additional one-year period, the Trustees, including the Independent Trustees, considered information provided by AMG of BOH in response to a request for information in accordance with Section 15(c) of the 1940 Act (the “AMG of BOH 15(c) Response”) regarding (i) the services performed by AMG of BOH for the Pacific Capital Funds, (ii) the composition and qualifications of AMG of BOH’s portfolio management staff, (iii) any potential or actual material conflicts of interest which may arise in connection with the management of the Pacific Capital Funds, (iv) investment performance, (v) the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof, (vi) brokerage selection procedures (including soft dollar arrangements, if any), (vii) the procedures for allocating investment opportunities between the Pacific Capital Funds and other clients, (viii) results of any independent audit or regulatory examination, including any recommendations or deficiencies noted, (ix) any litigation, investigation or administrative proceeding which may have a material impact on AMG of BOH’s ability to service the Pacific Capital Funds, and (x) compliance with the Pacific Capital Funds’ investment objectives, policies and practices (including codes of ethics and proxy voting policies), federal securities laws and other regulatory requirements. In addition to the information in the AMG of BOH 15(c) Response, the Trustees received additional information at Board meetings throughout the year covering matters such as the performance of each Pacific Capital Fund compared to its Lipper Index and its benchmark; compliance with the Pacific Capital Funds’ investment objectives, policies, strategies and limitations; the compliance of portfolio management personnel with applicable codes of ethics; and AMG of BOH’s adherence to pricing procedures as established by the Board.

The Board considered additional information provided by representatives from AMG of BOH invited to participate in the Meeting regarding AMG of BOH’s history, performance, investment strategy, and compliance program. Representatives of AMG of BOH responded to questions from the Board. In addition to the foregoing information, the Trustees also considered other factors they believed to be relevant to considering the continuation of the Agreement, including the matters discussed below. In their deliberations, the Trustees did not identify any particular information that was controlling, and different Trustees may have attributed different weights to the various factors. After deliberating, the Trustees determined that the overall arrangement between the Pacific Capital Funds and AMG of BOH, as provided by the terms of the Agreement, including the advisory fees under the Agreement, were fair and reasonable in light of the services provided, expenses incurred and such other matters as the Trustees considered relevant.

Based on the AMG of BOH 15(c) Response, the Trustees concluded that (i) the nature, extent and quality of the services provided by AMG of BOH are appropriate and consistent with the terms of the Agreement, (ii) that the quality of those services has been, and continues to be, consistent with industry norms, (iii) the Pacific Capital Funds are likely to benefit from the provision of those services, (iv) AMG of BOH has sufficient personnel, with the appropriate skills and experience, to serve the Pacific Capital Funds effectively and has demonstrated its continuing ability to attract and retain qualified personnel, and (v) the satisfactory nature, extent, and quality of services currently provided to the Pacific Capital Funds is likely to continue under the Agreement.

The Trustees considered the investment performance for the Pacific Capital Funds (as applicable) and AMG of BOH. The Trustees reviewed historical performance charts which showed the performance of the Pacific Capital Funds as compared to their respective benchmark indices and Lipper categories for the one-year, three-year, five-year and ten-year periods ended December 31, 2024, as applicable. The Trustees considered the short-term and long-term performance of the Pacific Capital Funds, as applicable. The Trustees noted that they also considered performance reports provided at Board meetings throughout the year.

Pacific Capital Tax-Free Securities Fund. The Trustees noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Bloomberg Hawaii Index for the one-year and three-year periods ended December 31, 2024, and underperformed for the five-year and ten-year periods ended December 31, 2024. They further noted that the Pacific Capital TF Fund’s Class Y shares outperformed the Lipper Other States Intermediate Municipal Debt Funds Median for the one-year, three-year, five-year and ten-year periods ended December 31, 2024.

Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed the Bloomberg 3 Year Hawaii Municipal Index for the three-year period ended December 31, 2024, and underperformed for the one-year and five-year periods ended December 31, 2024: this index did not report a result for the ten-year period. They further noted that the Pacific Capital TFSI Fund’s Class Y shares outperformed the Lipper Other States Short-Intermediate Municipal Debt Funds Median for the three-year and five-year periods ended December 31, 2024, and underperformed for the one-year and ten-year periods ended December 31, 2024.

Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant performance information to compare.

The Trustees concluded that the performance of each of the Pacific Capital Funds, as applicable, was within an acceptable range of performance relative to other mutual funds with similar investment objectives, strategies and policies based on the information provided at the Meeting The Trustees noted that the representatives of AMG of BOH had provided information regarding its advisory fees and an analysis of these fees in relation to the services provided to the Pacific Capital Funds and any other ancillary benefit resulting from AMG of BOH’s relationship with the Pacific Capital Funds.

The Trustees also considered information regarding the fees AMG of BOH charges to certain other clients and evaluated explanations provided by AMG of BOH as to differences in fees charged to the Pacific Capital Funds and other similarly managed accounts, where applicable. The Trustees also reviewed a peer comparison of advisory fees and total expenses for the Pacific Capital Funds versus other funds in the Pacific Capital Fund’s applicable Lipper category (the “Peer Group”). The Trustees concluded that the advisory fees and services provided by AMG of BOH are consistent with those of other advisers that manage mutual funds with investment objectives, strategies and policies similar to those of the Pacific Capital Funds as measured by the information provided by AMG of BOH.

The Board considered, among other data, the specific factors and related conclusion set forth below with respect to the Pacific Capital Funds:

Pacific Capital Tax-Free Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TF Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Pacific Capital Tax-Free Short Intermediate Securities Fund. The Trustees noted that the contractual advisory fee and net total expense ratio for the Pacific Capital TFSI Fund’s Class Y shares were lower than the median of the contractual advisory fee and net total expense ratio for those funds in its Peer Group.

Pacific Capital U.S. Government Money Market Fund. The Trustees noted that the Pacific Capital MMF Fund had ceased operations during the period ended December 31, 2022 and therefore did not have relevant fee and expense information to compare.

The Trustees considered the costs of the services provided by AMG of BOH, the compensation and benefits received by AMG of BOH in providing services to the Pacific Capital Funds, the profitability and certain additional information related to the financial condition of Bank of Hawaii, of which AMG of BOH is a separately identifiable department thereof. In addition, the Trustees considered any direct or indirect revenues received by affiliates of AMG of BOH.

The Trustees considered the extent to which economies of scale would be realized relative to fee levels as the Pacific Capital Funds grow, and whether the advisory fee levels reflect those economies of scale for the benefit of shareholders. The Trustees considered and determined that economies of scale for the benefit of shareholders should be achieved if assets of the Pacific Capital Funds increase because fixed expenses will be spread across a larger asset base. The Trustees also noted that the Pacific Capital Funds’ advisory fees do not include “breakpoint” reductions in the advisory fee rates at specific asset levels but that AMG of BOH has contractually agreed to waive fees and/or reimburse certain expenses of the Pacific Capital Funds for the benefit of shareholders.

At the Meeting, after consideration of all the factors and taking into consideration the information presented, the Board, including the Independent Trustees, unanimously approved the continuation of the Pacific Capital Funds Agreement for an additional one-year period. In arriving at their decision, the Trustees did not identify any single factor as controlling, but made their determination in light of the information presented to them.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable.

Item 15. Submission of Matters to a Vote of Security Holders.

There have been no material changes to the procedures by which the shareholders may recommend nominees to the registrant’s board of trustees, where those changes were implemented after the registrant last provided disclosure in response to the requirements of Item 407(c)(2)(iv) of Regulation S-K (17 CFR 229.407) (as required by Item 22(b)(15) of Schedule 14A (17 CFR 240.14a-101)), or this Item.

Item 16. Controls and Procedures.

(a)

The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)

There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

Not applicable.

Item 18. Recovery of Erroneously Awarded Compensation.

Not Applicable.

Item 19. Exhibits.

(a)(1)	Code of ethics, or any amendment thereto, that is the subject of disclosure required by Item 2 is attached hereto.

(a)(2)	Not applicable.

(a)(3)	Certifications of Principal Executive Officer and Principal Financial Officer.

(a)(4)	Not applicable.

(a)(5)	Not applicable.

(b)	Certifications pursuant to Rule 30a-2(b) under the 1940 Act and Section 906 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) FundVantage Trust

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 3, 2025

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Joel L. Weiss
Joel L. Weiss, President and
Chief Executive Officer
(principal executive officer)

Date: July 3, 2025

By (Signature and Title)*	/s/ Christine S. Catanzaro
Christine S. Catanzaro, Treasurer and
Chief Financial Officer
(principal financial officer)

Date: July 3, 2025

*	Print the name and title of each signing officer under his or her signature.